SUPPLEMENT DATED NOVEMBER 6, 2006
                     TO THE PROSPECTUS DATED MAY 1, 2006 OF:

                  ALLIANZ VALUEMARK(R) II/III VARIABLE ANNUITY
                    ALLIANZ VALUEMARK(R) IV VARIABLE ANNUITY
                      ALLIANZ REWARDS(TM) VARIABLE ANNUITY
                    ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY
                 AS SUPPLEMENTED JULY 7, 2006 & AUGUST 30, 2006

      ALLIANZ ALTERITY(TM) VARIABLE ANNUITY AS SUPPLEMENTED MAY 16, JULY 7,
                              AND AUGUST 30, 2006
     ALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY AS SUPPLEMENTED JUNE 19, JULY 7,
                              AND AUGUST 30, 2006
  ALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY AS SUPPLEMENTED JUNE 22, JULY 7,
                              AND AUGUST 30, 2006

                 ALLIANZ ADVANTAGE(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ OPPORTUNITY(TM) NEW YORK VARIABLE ANNUITY ALLIANZ CHARTER(TM) II NEW YORK VARIABLE ANNUITY
               AS SUPPLEMENTED MAY 1, JULY 7, AND AUGUST 30, 2006

 AND TO THE PROSPECTUS DATED SEPTEMBER 25, 2006 OF THE ALLIANZ ELITE(SM)VARIABLE
                                     ANNUITY

                                    ISSUED BY
 Allianz Life Insurance Company of North America or Allianz Life Insurance
                            Company of New York, and
    Allianz Life Variable Account B or Allianz Life of NY Variable Account C

 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND
    SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

-------------------------------------------------------------------------------
1. THE FOLLOWING INFORMATION IN THE PROSPECTUS IS SUPPLEMENTED AS THE RESULT OF A FUND NAME CHANGE:

On October 24, 2006, the Board of Trustees of Allianz Variable Insurance Products Trust approved the following name changes. Effective on November 6, 2006, all references to the previous names in the prospectus are hereby replaced with the current names:
   CURRENT NAME                     PREVIOUS NAME
   AZL LMP Large Cap Growth Fund    AZL Salomon Brothers Large Cap Growth Fund
   AZL LMP Small Cap Growth Fund    AZL Salomon Brothers Small Cap Growth Fund

In the Investment Options table in the prospectus, the subadviser for the above mentioned funds has changed its name from CAM North America, LLC (successor in interest to Salomon Brothers Asset Management Inc) to ClearBridge Advisors, LLC as of October 1, 2006.

--------------------------------------------------------------------------------
2. THE FOLLOWING INFORMATION IN THE PROSPECTUS REGARDING THE AZL VAN KAMPEN EMERGING GROWTH FUND IS SUPPLEMENTED AS FOLLOWS:

As approved by the Board of Trustees of the Allianz Variable Insurance Products Trust on August 29, 2006, the name of the Investment Option is changed to the AZL VAN KAMPEN STRATEGIC GROWTH FUND effective November 6, 2006.

--------------------------------------------------------------------------------
3. THE FOLLOWING INFORMATION IN THE PROSPECTUS REGARDING THE AZL JENNISON 20/20 FOCUS FUND IS SUPPLEMENTED AS FOLLOWS:

In the Investment Options table in the prospectus, the Primary Investments for the AZL Jennison 20/20 Focus Fund are as follows:

           PRIMARY INVESTMENTS: At least 80% of its total assets in up to 40 equity and equity-related securities of companies that the Subadviser believes have strong capital appreciation potential.

--------------------------------------------------------------------------------
4. THE FOLLOWING INFORMATION IN THE PROSPECTUS REGARDING THE SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO IS SUPPLEMENTED AS FOLLOWS:

The name of the Investment Option will change on or about November 13, 2006 to SP INTERNATIONAL GROWTH PORTFOLIO. Effective on or about November 17, 2006, Marsico Capital Management LLC will join William Blair & Company LLC as a subadviser to the SP International Growth Portfolio. (The SP William Blair International Growth Portfolio may not currently be available in some of the Allianz contracts referenced above.)
                                                                    PRO-010-0506